UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen Nasdaq 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

QQQX

Nuveen NASDAQ 100 Dynamic Overwrite Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.0%

	COMMON STOCKS – 101.0%

	Aerospace & Defense – 0.2%

4,954	Boeing Company	$628,861
5,740	Honeywell International Inc.	643,167
	Total Aerospace & Defense	1,272,028

	Air Freight & Logistics – 0.1%

2,768	FedEx Corporation	450,409

	Airlines – 0.5%

31,069	Delta Air Lines, Inc.	1,512,439
6,742	Ryanair Holdings PLC, Sponsored ADR	578,598
26,363	Southwest Airlines Co.	1,181,062
	Total Airlines	3,272,099

	Auto Components – 0.1%

10,102	American Axle and Manufacturing Holdings Inc.	155,470
21,986	Gentex Corporation	344,960
4,227	Lear Corporation	469,916
	Total Auto Components	970,346

	Automobiles – 1.0%

49,165	Ford Motor Company	663,728
14,597	Harley-Davidson, Inc.	749,264
23,900	Tesla Motors Inc., (3)	5,491,503
	Total Automobiles	6,904,495

	Beverages – 1.0%

4,447	Brown-Forman Corporation	437,896
29,661	Monster Beverage Corporation, (3)	3,956,184
28,132	PepsiCo, Inc.	2,882,967
	Total Beverages	7,277,047

	Biotechnology – 9.8%

22,391	AbbVie Inc.	1,278,974
17,300	Agios Pharmaceutical Inc., (3)	702,380
14,052	Alkermes PLC, (3)	480,438
120,000	Amgen Inc., (2)	17,991,600
9,126	Baxalta Inc.	368,690
178,024	Celgene Corporation, (2), (3)	17,818,422
239,725	Gilead Sciences, Inc., (2)	22,021,139
64,749	Immunogen, Inc., (3)	551,661
22,236	Ionis Pharmaceuticals, Inc., (3)	900,558
12,904	Myriad Genetics Inc., (3)	482,997
15,000	Regeneron Pharmaceuticals, Inc., (3)	5,406,600
12,177	Seattle Genetics, Inc., (3)	427,291
6,117	United Therapeutics Corporation, (3)	681,617
	Total Biotechnology	69,112,367

	Capital Markets – 0.5%

62,652	Charles Schwab Corporation	1,755,509
24,475	Morgan Stanley	612,120
11,627	SEI Investments Company	500,542
5,883	T. Rowe Price Group Inc.	432,165
13,816	Waddell & Reed Financial, Inc., Class A	325,229
	Total Capital Markets	3,625,565

Nuveen Investments	1

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.3%

3,842	Cintas Corporation	$345,050
5,162	Copart Inc., (3)	210,455
7,605	KAR Auction Services Inc.	290,055
15,000	Tetra Tech, Inc.	447,300
4,788	Waste Connections Inc.	309,257
9,417	Waste Management, Inc.	555,603
	Total Commercial Services & Supplies	2,157,720

	Communications Equipment – 3.4%

818,295	Cisco Systems, Inc., (2)	23,296,859
21,858	Ericsson, Sponsored ADR	219,236
	Total Communications Equipment	23,516,095

	Distributors – 0.3%

3,449	Genuine Parts Company	342,693
40,570	LKQ Corporation, (3)	1,295,400
7,800	Pool Corporation	684,372
	Total Distributors	2,322,465

	Diversified Consumer Services – 0.1%

21,475	Service Corporation International	530,003

	Diversified Financial Services – 0.1%

9,902	Moody’s Corporation	956,137

	Diversified Telecommunication Services – 0.4%

26,795	SBA Communications Corporation, (3)	2,684,055

	Electric Utilities – 0.1%

22,958	Great Plains Energy Incorporated	740,396
10,842	OGE Energy Corp.	310,406
	Total Electric Utilities	1,050,802

	Electrical Equipment – 0.2%

9,416	Rockwell Automation, Inc.	1,071,070

	Electronic Equipment, Instruments & Components – 0.4%

12,148	Amphenol Corporation, Class A	702,397
3,675	Arrow Electronics, Inc., (3)	236,707
5,960	Avnet Inc.	264,028
30,310	Corning Incorporated	633,176
7,692	Keysight Technologies, Inc., (3)	213,376
13,756	National Instruments Corporation	414,193
	Total Electronic Equipment, Instruments & Components	2,463,877

	Food & Staples Retailing – 3.2%

2,453	Casey’s General Stores, Inc.	277,974
55,916	CVS Health Corporation, (2)	5,800,167
55,616	Kroger Co.	2,127,312
100	SUPERVALU INC.	576
165,441	Walgreens Boots Alliance Inc., (2)	13,936,750
	Total Food & Staples Retailing	22,142,779

	Food Products – 0.2%

47,921	Archer-Daniels-Midland Company	1,740,012

2	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 0.9%

57,497	Abbott Laboratories	$2,405,100
9,126	Baxter International, Inc.	374,896
3,650	Becton, Dickinson and Company, (2)	554,143
1,655	C. R. Bard, Inc.	335,419
12,334	Hill Rom Holdings Inc.	620,400
12,792	Saint Jude Medical Inc.	703,560
3,714	Stryker Corporation	398,475
11,178	Zimmer Holdings, Inc., (2)	1,191,910
	Total Health Care Equipment & Supplies	6,583,903

	Health Care Providers & Services – 2.2%

7,890	AmerisourceBergen Corporation	682,880
3,590	Anthem Inc.	498,974
13,759	Brookdale Senior Living Inc., (3)	218,493
20,971	Cardinal Health, Inc.	1,718,573
115,949	Express Scripts Holding Company, (2), (3)	7,964,537
7,293	McKesson HBOC Inc., (2)	1,146,824
14,614	UnitedHealth Group Incorporated	1,883,745
7,946	Universal Health Services, Inc., Class B	991,025
	Total Health Care Providers & Services	15,105,051

	Health Care Technology – 0.0%

13,136	Quality Systems Inc.	200,193

	Hotels, Restaurants & Leisure – 0.8%

2,500	Buffalo Wild Wings, Inc., (3)	370,300
20,714	Carnival Corporation	1,093,078
3,000	Dominos Pizza Inc.	395,580
5,011	Panera Bread Company, (3)	1,026,403
31,369	Restaurant Brands International Inc.	1,218,058
13,196	Wynn Resorts Ltd	1,232,902
	Total Hotels, Restaurants & Leisure	5,336,321

	Household Durables – 0.5%

41,536	KB Home	593,134
36,936	Newell Rubbermaid Inc.	1,635,895
7,376	Whirlpool Corporation	1,330,188
	Total Household Durables	3,559,217

	Industrial Conglomerates – 0.6%

8,803	3M Co.	1,466,844
16,011	Danaher Corporation	1,518,803
40,028	General Electric Company	1,272,490
	Total Industrial Conglomerates	4,258,137

	Insurance – 0.5%

12,439	American International Group, Inc.	672,328
29,248	FNF Group	991,507
12,000	Torchmark Corporation	649,920
9,130	Travelers Companies, Inc.	1,065,562
	Total Insurance	3,379,317

	Internet & Catalog Retail – 8.2%

73,866	Amazon.com, Inc., (3)	43,849,812
11,995	HSN, Inc.	627,458
9,963	Priceline Group, Inc. (The), (3)	12,841,908
	Total Internet & Catalog Retail	57,319,178

	Internet Software & Services – 18.1%

37,463	Akamai Technologies, Inc.	2,081,819
44,044	Alphabet Inc., Class A, (2), (3)	33,601,168

Nuveen Investments	3

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

52,142	Alphabet Inc., Class C, (2), (3)	$38,843,183
45,473	Baidu Inc., Sponsored ADR, (2), (3)	8,679,886
220,000	eBay Inc., (2), (3)	5,249,200
325,000	Facebook Inc., Class A, (2), (3)	37,082,500
17,621	IAC/InterActiveCorp.	829,597
4,807	J2 Global Inc.	296,015
5,270	WebMD Health Corporation, (3)	330,060
	Total Internet Software & Services	126,993,428

	IT Services – 3.3%

479	Alliance Data Systems Corporation, (3)	105,380
10,704	Computer Sciences Corporation	368,111
10,704	CSRA Inc.	287,938
23,804	Fidelity National Information Services, Inc.	1,507,031
19,208	Genpact Limited, (3)	522,266
16,316	Global Payments Inc.	1,065,435
41,035	Henry Jack and Associates Inc.	3,470,330
29,448	Infosys Technologies Limited, Sponsored ADR	560,101
5,008	Leidos Holdings Inc.	252,003
34,836	MasterCard, Inc.	3,292,002
68,363	Paychex, Inc.	3,692,286
200,000	PayPal Holdings, Inc., (3)	7,720,000
8,580	Total System Services Inc.	408,236
	Total IT Services	23,251,119

	Life Sciences Tools & Services – 0.6%

58,385	Agilent Technologies, Inc.	2,326,642
5,667	Bio-Techne Corporation	535,645
4,788	Charles River Laboratories International, Inc., (3)	363,601
9,760	ICON plc, (3)	732,976
	Total Life Sciences Tools & Services	3,958,864

	Machinery – 0.1%

9,526	Caterpillar Inc.	729,120

	Media – 3.9%

19,288	CBS Corporation, Class B	1,062,576
340,000	Comcast Corporation, Class A, (2)	20,767,200
12,888	News Corporation Class B	170,766
51,332	News Corporation, Class A	655,510
20,124	Omnicom Group, Inc.	1,674,921
5,242	Time Warner Cable	1,072,618
21,163	Time Warner Inc.	1,535,376
6,836	WPP Group PLC, Sponsored ADR	795,915
	Total Media	27,734,882

	Multiline Retail – 0.1%

63,200	J.C. Penney Company, Inc.	698,992
3,881	Macy’s, Inc.	171,113
2,818	Nordstrom, Inc.	161,218
	Total Multiline Retail	1,031,323

	Personal Products – 0.0%

27,100	Avon Products, Inc.	130,351

	Pharmaceuticals – 0.7%

3,605	Allergan PLC, (3)	966,248
6,117	Eli Lilly and Company	440,485
49,911	Endo International PLC, (3)	1,404,995
5,960	Jazz Pharmaceuticals, Inc., (3)	778,078
6,009	Shire plc, ADR	1,032,947
	Total Pharmaceuticals	4,622,753

4	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 1.1%

28,823	Equifax Inc.	$3,294,180
2,798	IHS Inc., Class A, (3)	347,400
11,461	Manpowergroup, Inc.	933,155
19,598	Robert Half International Inc.	912,875
31,037	Verisk Analytics Inc, (3)	2,480,477
	Total Professional Services	7,968,087

	Real Estate Investment Trust – 0.5%

18,413	Apartment Investment & Management Company, Class A	770,032
3,008	Care Capital Properties, Inc.	80,735
54,624	CubeSmart	1,818,979
9,023	Senior Housing Properties Trust	161,420
12,035	Ventas Inc.	757,724
	Total Real Estate Investment Trust	3,588,890

	Real Estate Management & Development – 0.0%

194	The RMR Group Inc., Class A, (3)	4,852

	Road & Rail – 0.1%

4,374	J.B. Hunt Transports Services Inc.	368,466
8,819	Werner Enterprises, Inc.	239,524
	Total Road & Rail	607,990

	Semiconductors & Semiconductor Equipment – 9.7%

92,608	Analog Devices, Inc., (2)	5,481,468
47,386	Atmel Corporation	384,774
28,948	Fairchild Semiconductor International Inc., Class A, (3)	578,960
17,789	Integrated Device Technology, Inc., (3)	363,607
753,388	Intel Corporation, (2)	24,372,102
14,136	Intersil Holding Corporation, Class A	188,998
55,842	Lam Research Corporation	4,612,549
81,193	Linear Technology Corporation	3,617,960
244,133	Micron Technology, Inc., (2), (3)	2,556,073
8,107	Microsemi Corporation, (3)	310,579
157,453	NVIDIA Corporation	5,610,050
75,987	NXP Semiconductors NV, (3)	6,160,266
27,886	ON Semiconductor Corporation, (3)	267,427
5,933	Power Integrations Inc.	294,633
236,998	QUALCOMM, Inc., (2)	12,120,078
10,146	Silicon Laboratories Inc., (3)	456,164
67,876	Siliconware Precision Industries Company Limited, Sponsored ADR	540,972
2,774	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	72,679
7,657	Tessera Technologies Inc.	237,367
	Total Semiconductors & Semiconductor Equipment	68,226,706

	Software – 11.0%

18,065	Ansys Inc., (3)	1,616,095
53,540	Autodesk, Inc., (3)	3,121,917
51,724	Cadence Design Systems, Inc., (3)	1,219,652
11,986	CDK Global Inc.	557,948
1,182,453	Microsoft Corporation, (2)	65,306,879
1,584	Microstrategy Inc., Class A, (3)	284,676
11,112	Open Text Corporation	575,602
49,954	Oracle Corporation	2,043,618
12,402	Parametric Technology Corporation, (3)	411,250
15,606	Red Hat, Inc., (3)	1,162,803
25,778	Synopsys Inc., (2), (3)	1,248,686
	Total Software	77,549,126

	Specialty Retail – 2.2%

7,800	Aaron Rents Inc.	195,780
4,472	Advance Auto Parts, Inc.	717,040

Nuveen Investments	5

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail (continued)

18,980	Ascena Retail Group Inc., (3)			$209,919
5,810	AutoZone, Inc., (3)			4,628,769
34,481	CarMax, Inc., (3)			1,761,979
3,440	Dick’s Sporting Goods Inc.			160,820
29,751	L Brands Inc.			2,612,435
9,254	Rent-A-Center Inc.			146,676
5,585	Signet Jewelers Limited			692,708
19,391	Tiffany & Co.			1,422,912
36,637	TJX Companies, Inc.			2,870,509
2,384	Williams-Sonoma Inc.			130,500
	Total Specialty Retail			15,550,047

	Technology Hardware, Storage & Peripherals – 13.1%

812,930	Apple, Inc., (2)			88,601,240
36,925	EMC Corporation			984,050
19,045	Hewlett Packard Enterprise Co			337,668
19,045	HP Inc.			234,634
24,822	SanDisk Corporation			1,888,458
	Total Technology Hardware, Storage & Peripherals			92,046,050

	Textiles, Apparel & Luxury Goods – 0.4%

13,384	Coach, Inc.			536,565
2,496	PVH Corporation			247,254
17,800	Skechers USA Inc., (3)			542,010
18,700	Under Armour, Inc., Class A, (3)			1,586,320
	Total Textiles, Apparel & Luxury Goods			2,912,149

	Tobacco – 0.3%

20,575	Altria Group, Inc.			1,289,230
10,123	Philip Morris International, Inc.			993,168
	Total Tobacco			2,282,398

	Wireless Telecommunication Services – 0.2%

19,244	Telephone and Data Systems Inc.			579,052
13,012	United States Cellular Corporation, (3)			594,518
	Total Wireless Telecommunication Services			1,173,570
	Total Long-Term Investments (cost $351,058,933)			709,622,393

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.3%

	REPURCHASE AGREEMENTS – 0.3%

$2,138	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $2,137,519, collateralized by $2,155,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $2,184,631	0.030%	4/01/16	$2,137,517
	Total Short-Term Investments (cost $2,137,517)			2,137,517
	Total Investments (cost $353,196,450) – 101.3%			711,759,910
	Other Assets Less Liabilities – (1.3)% (4)			(9,241,526)
	Net Assets – 100%			$702,518,384

6	Nuveen Investments

Investments in Derivatives as of March 31, 2016

Call Options Purchased outstanding:

Number of Contracts	Description	Notional Amount (5)	Expiration Date	Strike Price	Value
200	CBOE Volatility Index®	$500,000	4/20/16	$25.0	$3,500
200	Total Options Purchased (premiums paid $9,008)	$500,000			$3,500

Call Options Written outstanding:

Number of Contracts	Description	Notional Amount (5)	Expiration Date	Strike Price	Value
(200)	CBOE Volatility Index®	$(400,000)	4/20/16	$20	$(8,500)
(472)	NASDAQ 100® Index	(208,860,000)	4/15/16	4,425	(4,115,840)
(88)	NASDAQ 100® Index	(39,160,000)	4/15/16	4,450	(607,640)
(112)	NASDAQ 100® Index	(50,400,000)	4/15/16	4,500	(434,560)
(32)	NASDAQ 100® Index	(14,080,000)	4/15/16	4,400	(340,640)
(72)	NASDAQ 100® Index	(32,580,000)	4/15/16	4,525	(194,760)
(20)	NASDAQ 100® Index	(8,950,000)	4/15/16	4,475	(106,100)
(80)	NASDAQ 100® Index	(36,800,000)	5/20/16	4,600	(346,800)
(165)	Russell 2000® Index	(17,737,500)	4/15/16	1,075	(679,800)
(70)	S&P 500® Index	(14,350,000)	4/15/16	2,050	(165,200)
(1,311)	Total Options Written (premiums received $4,612,905)	$(423,317,500)			$(6,999,840)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-term Investments:
Common Stocks	$709,622,393	$—	$—	$709,622,393

Short-Term Investments:
Repurchase Agreements	—	2,137,517	—	2,137,517

Investments in Derivatives:
Options Purchased	3,500	—	—	3,500
Options Written	(6,999,840)	—	—	(6,999,840)
Total	$702,626,053	$2,137,517	$—	$704,763,570

Nuveen Investments	7

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mart-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $353,132,032.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$361,972,025
Depreciation	(3,344,147)
Net unrealized appreciation (depreciation) of investments	$358,627,878

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

8	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Nasdaq 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016